Financial assets and other receivables - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Total financial assets	$ 472,116	$ 766,881
Other financial assets
Disclosure of financial assets [line items]
Total financial assets	19,794	14,189
Receivables from related parties
Disclosure of financial assets [line items]
Total financial assets	4,430	4,275
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	310,243	425,474
Cash and cash equivalents.
Disclosure of financial assets [line items]
Total financial assets	1,179	5,008
Restricted cash
Disclosure of financial assets [line items]
Total financial assets	136,470	317,935
Amortized cost
Disclosure of financial assets [line items]
Total financial assets	465,314	765,945
Amortized cost | Other financial assets
Disclosure of financial assets [line items]
Total financial assets	12,992	13,253
Amortized cost | Receivables from related parties
Disclosure of financial assets [line items]
Total financial assets	4,430	4,275
Amortized cost | Trade receivables
Disclosure of financial assets [line items]
Total financial assets	310,243	425,474
Amortized cost | Cash and cash equivalents.
Disclosure of financial assets [line items]
Total financial assets	1,179	5,008
Amortized cost | Restricted cash
Disclosure of financial assets [line items]
Total financial assets	136,470	317,935
Fair value through profit or loss - mandatorily measured
Disclosure of financial assets [line items]
Total financial assets	1,080	936
Fair value through profit or loss - mandatorily measured | Other financial assets
Disclosure of financial assets [line items]
Total financial assets	1,080	$ 936
Fair value through other comprehensive income - designated
Disclosure of financial assets [line items]
Total financial assets	5,722
Fair value through other comprehensive income - designated | Other financial assets
Disclosure of financial assets [line items]
Total financial assets	$ 5,722